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VIA EDGAR
---------


May 2, 2000


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: Variable Separate Account (Portion Relating to the American Pathway Variable Annuity)
         Anchor National Life Insurance Company
         Form N-4
         File Nos. 2-86837 and 811-3859


Ladies and Gentlemen:


     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2000 for Variable Separate Account (portion relating to the American Pathway Variable Annuity) contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Amendment No. 32 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 21, 2000 via EDGAR.

     Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.


Very truly yours,


/s/ MANDA GHAFERI


Manda Ghaferi
Staff Attorney